Other non-operating (income) expenses (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Other Non Operating Income Expenses [Line Items]
Gain on sale of loan book	$ 1,676		$ 1,676
Other related legal and termination expenses		$ 108
Direct offering transaction costs allocated to derivative financial liabilities		2,260
COVID-19 [member] | Canadian Emergency Wage Subsidy [Member]
Other Non Operating Income Expenses [Line Items]
Non-operating income		1,007	3,201
COVID-19 [member] | Canadian Emergency Rent Subsidy [Member]
Other Non Operating Income Expenses [Line Items]
Non-operating income		$ 163	$ 0
Credit Facility - Liquid [Member]
Other Non Operating Income Expenses [Line Items]
Prepayment expenses of paying down facility in advance	$ 2,500